Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision

As at December 31, 2023, and December 31, 2022, the Company had no accrued interest and penalties related to uncertain tax positions. The income tax provision differs from the amount of income tax determined by applying the U.S. federal tax rate of 21.0% (December 31, 2022 – 21.0%) to pretax loss from operations for the periods ended December 31, 2023 and December 31, 2022:

	Year	Year
	Ended	Ended
	December 31,	December 31,
	2023	2022

(Loss) income before income taxes	$(10,843,949)	$898,591
Expected income tax (recovery) expense	(2,277,229)	188,704
Change in estimates in respect of prior periods	(340,768)	(41,351)
Change in tax rate	-	133,687
Change in fair value of derivative liability	(495,605)	(3,296,242)
State and local taxes, net of federal benefit	463,643	(709,272)
Loss (gain) on debt settlement	124,154	-
Other	(75,605)	308
Change in valuation allowance	5,190,000	3,724,166
Total	$2,588,590	$-

Schedule of Components of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities are as follows:

	December 31,	December 31,
	2023	2022

Deferred tax assets:
Net operating loss carryforwards	$15,583,299	$10,291,114
Mining interests	7,000,260	8,391,938
EPA liabilities	2,565,870	2,068,062
Stream debenture	13,903,560	-
Lease liabilities	113,990	-
Other deferred tax assets	993,979	851,563
Total deferred tax assets	40,160,958	21,602,677
Valuation allowance	(29,214,112)	(21,501,015)
Total deferred tax assets	10,946,846	101,662
Deferred tax liabilities:
Deferred revenue	(12,526,577)	-
Convertible debentures	(615,508)	-
Right of use assets and lease obligations	(167,506)	-
Equipment	(224,553)	-
Unrealized foreign exchange gain	(1,292)	(101,662)
Total deferred tax liabilities	(13,535,436)	(101,662)
Net deferred tax liabilities	$(2,588,590)	$-